Patents - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Purchase of patents	$ 1,660	$ 46,973
Amortization expense	$ 33,521	36,498
Non-cash, pre-tax charge on patents		$ 1,747
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, remaining useful lives	1 year
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, remaining useful lives	13 years